Mar. 31, 2020
Federated U.S. Government Securities Fund: 2-5 Years

CLASS R SHARES (TICKER FIGKX)
INSTITUTIONAL SHARES (TICKER FIGTX)
SERVICE SHARES (TICKER FIGIX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective on January 31, 2020, the Boards of Trustees of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name. In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated U.S. Government Securities Fund: 2-5 Years	Federated Hermes Short-Intermediate Government Fund